FIDELITY(REGISTERED TRADEMARK)
CAPITAL & INCOME
FUND

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   30  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  34  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  40  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          41

PROXY VOTING RESULTS   42

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Other third party marks appearing herein are the property of their
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All other marks appearing herein are registered or unregistered
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This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. Prior to December 30, 1990, Fidelity Capital & Income Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CAPITAL & INCOME       0.94%        64.41%        254.49%

ML High Yield Master II         -2.75%       44.85%        189.63%

High Current Yield Funds        -2.56%       40.76%        165.32%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 347 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CAPITAL & INCOME      0.94%        10.46%        13.49%

ML High Yield Master II        -2.75%       7.69%         11.22%

High Current Yield Funds       -2.56%       7.01%         10.18%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Capital & Income            ML High Yield Master II
             00038                       ML012
  1990/04/30      10000.00                    10000.00
  1990/05/31      10212.32                    10166.95
  1990/06/30      10440.00                    10425.14
  1990/07/31      10670.01                    10684.06
  1990/08/31      10413.85                    10195.40
  1990/09/30      10135.03                     9769.04
  1990/10/31       9813.96                     9489.77
  1990/11/30       9944.66                     9589.40
  1990/12/31      10000.74                     9735.10
  1991/01/31      10054.94                     9934.38
  1991/02/28      10559.37                    10796.22
  1991/03/31      11021.71                    11320.76
  1991/04/30      11481.93                    11722.14
  1991/05/31      11521.96                    11767.80
  1991/06/30      11764.76                    12027.77
  1991/07/31      12144.31                    12357.88
  1991/08/31      12308.38                    12639.01
  1991/09/30      12475.43                    12821.16
  1991/10/31      12779.29                    13256.24
  1991/11/30      12853.53                    13395.88
  1991/12/31      12982.89                    13548.45
  1992/01/31      13765.85                    14006.08
  1992/02/29      14347.30                    14356.15
  1992/03/31      14959.82                    14562.13
  1992/04/30      15265.36                    14637.61
  1992/05/31      15449.78                    14845.61
  1992/06/30      15627.67                    15025.17
  1992/07/31      15937.58                    15317.22
  1992/08/31      16097.29                    15512.30
  1992/09/30      16251.90                    15676.74
  1992/10/31      16086.89                    15470.76
  1992/11/30      16240.00                    15711.82
  1992/12/31      16624.50                    15911.82
  1993/01/31      17259.28                    16282.01
  1993/02/28      17617.80                    16573.25
  1993/03/31      18177.78                    16864.09
  1993/04/30      18323.04                    16979.81
  1993/05/31      18690.29                    17186.92
  1993/06/30      19416.59                    17521.39
  1993/07/31      19596.84                    17692.63
  1993/08/31      19757.59                    17859.10
  1993/09/30      19863.79                    17938.37
  1993/10/31      20263.11                    18270.50
  1993/11/30      20479.33                    18374.99
  1993/12/31      20764.65                    18568.21
  1994/01/31      21388.34                    18969.59
  1994/02/28      21377.99                    18837.79
  1994/03/31      20825.40                    18228.97
  1994/04/30      20606.16                    18002.21
  1994/05/31      20581.72                    17962.86
  1994/06/30      20316.81                    18044.96
  1994/07/31      20451.60                    18153.89
  1994/08/31      20453.28                    18297.82
  1994/09/30      20426.94                    18294.18
  1994/10/31      20294.55                    18342.42
  1994/11/30      19935.45                    18184.60
  1994/12/31      19807.31                    18376.20
  1995/01/31      20112.14                    18634.23
  1995/02/28      20923.20                    19231.50
  1995/03/31      21035.38                    19491.38
  1995/04/30      21561.20                    19985.21
  1995/05/31      21951.37                    20612.54
  1995/06/30      22032.74                    20751.13
  1995/07/31      22805.16                    21021.36
  1995/08/31      22877.21                    21131.66
  1995/09/30      23190.45                    21377.25
  1995/10/31      23238.96                    21557.94
  1995/11/30      22834.49                    21771.60
  1995/12/31      23122.99                    22136.38
  1996/01/31      23230.45                    22506.16
  1996/02/29      23672.58                    22574.93
  1996/03/31      23700.55                    22482.65
  1996/04/30      24089.14                    22514.16
  1996/05/31      24268.26                    22676.43
  1996/06/30      24185.32                    22766.77
  1996/07/31      24098.39                    22916.43
  1996/08/31      24439.22                    23195.96
  1996/09/30      25073.50                    23741.18
  1996/10/31      25194.77                    23947.25
  1996/11/30      25529.97                    24428.15
  1996/12/31      25760.73                    24631.22
  1997/01/31      25907.02                    24816.28
  1997/02/28      26425.81                    25197.78
  1997/03/31      25899.01                    24851.19
  1997/04/30      25988.02                    25169.82
  1997/05/31      26812.60                    25699.77
  1997/06/30      27276.56                    26096.96
  1997/07/31      27899.06                    26788.69
  1997/08/31      28070.24                    26756.45
  1997/09/30      29371.45                    27237.75
  1997/10/31      28877.88                    27376.83
  1997/11/30      29048.15                    27620.71
  1997/12/31      29548.67                    27898.86
  1998/01/31      30317.89                    28343.47
  1998/02/28      30954.53                    28458.31
  1998/03/31      31760.95                    28728.62
  1998/04/30      32118.73                    28852.01
  1998/05/31      32031.72                    29025.51
  1998/06/30      31950.38                    29175.41
  1998/07/31      32150.48                    29361.36
  1998/08/31      29009.92                    27879.22
  1998/09/30      29180.82                    27951.79
  1998/10/31      28574.01                    27348.62
  1998/11/30      30962.40                    28774.19
  1998/12/31      30958.90                    28722.64
  1999/01/31      32050.33                    29110.28
  1999/02/28      31751.19                    28912.22
  1999/03/31      33330.30                    29248.06
  1999/04/30      35119.13                    29783.19
  1999/05/31      34506.38                    29509.97
  1999/06/30      35013.43                    29436.83
  1999/07/31      34700.43                    29476.43
  1999/08/31      34579.79                    29164.99
  1999/09/30      34203.51                    29048.06
  1999/10/31      34402.69                    28890.40
  1999/11/30      35063.30                    29267.13
  1999/12/31      35067.99                    29443.78
  2000/01/31      35040.15                    29331.05
  2000/02/29      35836.62                    29393.76
  2000/03/31      35588.86                    28962.32
  2000/04/28      35448.77                    28962.72
IMATRL PRASUN   SHR__CHT 20000430 20000518 120408 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital & Income Fund on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $35,449 - a 254.49% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $28,963 - a 189.63% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED APRIL 30,

                  2000                    1999    1998    1997    1996

Dividend returns  8.28%                   10.19%  8.50%   8.52%   9.87%

Capital returns   -7.34%                  -0.85%  15.09%  -0.64%   1.85%

Total returns     0.94%                   9.34%   23.59%  7.88%   11.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           6.36(cents)   37.65(cents)   83.96(cents)

Annualized dividend rate      8.49%         8.08%          8.75%

30-day annualized yield       10.95%        -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.11 over the past one month, $9.34 over the past six months and $9.59 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Along with nearly every other sector
of the bond market, high-yield
securities encountered a host of
challenges during the 12-month
period ending April 30, 2000.
Throughout much of the period,
many high-yield mutual funds
experienced negative outflows as
the dollars and the attention of more
aggressive investors were diverted
instead to the lofty, double-digit
returns of the NASDAQ market. Yet
while high-yield bonds did not share
in the benefits of the NASDAQ's
run-up, they did share - seemingly
unfairly - in the technology index's
decline over the final two months of
the period. A default rate of
approximately 5.5% and subsequent
concerns regarding market liquidity
also tempered the high-yield sector's
returns. In addition, widening credit
spreads, or the premium that
investors demand for higher
perceived levels of risk versus
Treasury securities, also took their
toll. Lastly, while high-yield securities are less sensitive to the actions of the Federal Reserve Board than most other bond instruments, the Fed's five interest-rate hikes during the period certainly didn't help. For the one-year period ending April 30,
2000, the Merrill Lynch High Yield
Master II Index - a broad measure
of the high-yield market - fell
2.75%. This lagged the overall U.S.
taxable bond market as measured
by the Lehman Brothers Aggregate
Bond Index, which gained 1.26%
during the past 12 months.

(photograph of David Glancy)

An interview with David Glancy, Portfolio Manager of Fidelity Capital & Income Fund

Q. DAVID, HOW DID THE FUND PERFORM?

A. For the 12 months that ended April 30, 2000, the fund had a total return of 0.94%. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned -2.75%, while the high current yield funds average tracked by Lipper Inc. returned -2.56%.

Q. WHAT HELPED THE FUND BEAT ITS PEERS AND THE INDEX?

A. The fund was more insulated than its peers and the index against several negative influences: higher interest rates, shrinking liquidity in global credit markets, increased default rates and net outflows from high-yield mutual funds. Specifically, the fund focused on high-yield bonds with relatively short maturities - which made them less susceptible to the price declines brought on by higher rates - and on issuers with relatively higher credit quality. In addition, the fund benefited from its modest position in the leveraged equities of high-yield companies, investments that provided strong performance over the year.

Q. DID YOU CHANGE YOUR STRATEGY WITH THE HIGH-YIELD PORTION OF THE PORTFOLIO OVER THE COURSE OF THE YEAR?

A. Yes, I did. Late in the period, junk bond prices fell to very attractive levels. As a result, I became more willing to expand my focus beyond my core investments in order to invest in values offered by lesser-quality credits that met our analytical scrutiny. In terms of sectors, there weren't many changes to how I allocated the fund, with the exception of decreasing our position in cable companies. The fundamentals for this industry deteriorated due to the competition posed by satellite, DSL - digital subscriber lines, which can carry telephone and Internet services simultaneously over the same line - and other formats that consumers are increasingly favoring over cable delivery of communications, Internet and entertainment content. Beyond that, the fund maintained a significant stake in telecommunications and satellite issuers.

Q. WHAT SORT OF APPROACH DID YOU TAKE WITH THE FUND'S INVESTMENTS
BEYOND HIGH YIELD?

A. The fund continued to own little distressed debt. Opportunities were few and far between in an area characterized by poorly run companies with bad balance sheets and poor prospects. Leveraged equities - common stocks of companies that have high-yield bonds outstanding - continued to be a small but important part of the fund. I'd also mention that, in a period of significant redemptions from high-yield mutual funds, this fund enjoyed steady inflows. These new assets gave me the means to capitalize on the many opportunities that emerged in the marketplace as high-yield bond prices trended downward.

Q. WHICH INVESTMENTS WERE PARTICULARLY HELPFUL FOR PERFORMANCE? WHAT ABOUT DISAPPOINTMENTS?

A. EchoStar common stock continued to do well due to the company's sustained growth in new subscribers to its satellite service. Chesapeake Energy preferred stock rebounded from distressed levels in response to higher natural gas prices. And our investment in Arcadia Financial worked out well - reflecting the quality of the research done by our team of analysts - as the company was acquired by Associates First Capital, an investment-grade consumer finance company. On the down side, the fund's large position in Pathmark suffered because the Federal Trade Commission killed the company's plans to be acquired by Ahold, an investment-grade supermarket company. Nevertheless, Pathmark's business continued to do well and its balance sheet appeared fixable, so I maintained the fund's stake in the company.

Q. WHAT'S YOUR OUTLOOK?

A. All of the conditions that led to a poor backdrop for the market this past year could persist for some time. Regardless of the backdrop, I do know that high-yield bonds offer a certain price to be paid back at a certain date, provided the issuer maintains its ability to pay off the interest and principal. Equities, on the other hand, have no future set price. If I do my credit work well, the bonds I choose for the fund will eventually be paid off at par - or face value
- after having paid very attractive coupons - or interest. Currently, there are many bonds of good companies selling well below par. Provided the companies' businesses continue to do well, their bonds should appreciate significantly as they approach maturity, when they must be paid at par. Therefore, I believe a well-managed high-yield fund that capitalizes on these opportunities and does its credit research could earn very good returns over the next year or two.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks income and
capital growth by investing
mainly in debt and equity
securities, with an emphasis
on lower-quality debt
securities

FUND NUMBER: 038

TRADING SYMBOL: FAGIX

START DATE: November 1,
1977

SIZE: as of April 30, 2000,
more than $3.1 billion

MANAGER: David Glancy,
since 1996; manager,
Fidelity Advisor High Income
Fund, since 1999; Spartan
High Income Fund,
1993-1996; joined Fidelity
in 1990

DAVID GLANCY ON HIS APPROACH
TOWARD BUYING AND SELLING:

"In the high-yield market, it helps to
be a buyer when everyone is selling,
and to be a seller when everyone is
buying. Behind this approach is
the high-yield market's tendency
to offer technical buying
opportunities every 12 to 18
months when conditions arise
that affect the supply and demand
of high-yield bonds. Recent
examples of technical buying
opportunities driven by shrinking
demand include the international
financial crisis in 1998 and
concerns related to Y2K in late
1999. Liquidity shrank because
people didn't want to own
high-yield bonds for one reason or
another and looked to sell them in
order to raise cash. It's precisely
at times like these that I like to step
in and buy bonds at significant
discounts to par. That's why the
fund sometimes carries a cash
position of as much as 10%, so I
can have money at my disposal to
go on a shopping spree."


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF APRIL
30, 2000

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                            MONTHS AGO

Nextel Communications, Inc.     8.9                      7.0

EchoStar Communications Corp.   4.7                      1.1

NEXTLINK Communications, Inc.   3.3                      2.6

EchoStar DBS Corp.              2.8                      3.8

Satelites Mexicanos SA de CV    2.7                      2.6

                                22.4                     17.1

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Utilities                       31.3                     31.2

Media & Leisure                 30.5                     29.1

Technology                      7.2                      3.0

Finance                         4.3                      4.6

Industrial Machinery &          4.2                      4.1
Equipment

QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      1.0                      0.0

Baa                             0.1                      0.1

Ba                              4.1                      5.1

B                               55.7                     51.0

Caa, Ca, C                      9.3                      12.7

Not Rated                       3.9                      5.5


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 2000 AND OCTOBER 31, 1999 ACCOUNT FOR 3.9% AND 5.5%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                        AS OF OCTOBER 31, 1999 **

Nonconvertible  Bonds           69.8%                         Nonconvertible  Bonds                  71.0%

Convertible Bonds, Preferred                                  Convertible Bonds, Preferred
Stocks                          12.3%                         Stocks                                 15.7%

Common Stocks                    8.2%                         Common Stocks                           3.2%

Other Investments                2.4%                         Other Investments                       2.5%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 7.3%                         Net Other Assets                        7.6%

* FOREIGN INVESTMENTS           11.2%                         ** FOREIGN INVESTMENTS                 10.0%

Row: 1, Col: 1, Value: 69.8                                   Row: 1, Col: 1, Value: 71.0
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 12.3                                   Row: 1, Col: 3, Value: 15.7
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 8.199999999999999                      Row: 1, Col: 5, Value: 3.2
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 2.4                                    Row: 1, Col: 7, Value: 2.5
Row: 1, Col: 8, Value: 7.3                                    Row: 1, Col: 8, Value: 7.6






INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets



CORPORATE BONDS - 70.3%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.5%

HEALTH - 0.4%

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Tenet Healthcare Corp. 6%         B1          $ 5,010                                  $ 4,108
12/1/05

Total Renal Care Holdings,
Inc.:

7% 5/15/09                        B1           8,890                                    4,890

7% 5/15/09 (g)                    B3           7,550                                    4,228

                                                                                        13,226

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Hilton Hotels Corp. 5% 5/15/06    Ba2          3,960                                    2,990

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3           1,000                                    840
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

APPAREL STORES - 0.0%

Merry-Go-Round Enterprises,       -            8,914                                    0
Inc. 0% 5/16/97 (c)(j)

TOTAL CONVERTIBLE BONDS                                                                 17,056

NONCONVERTIBLE BONDS - 69.8%

BASIC INDUSTRIES - 1.3%

CHEMICALS & PLASTICS - 0.7%

Huntsman Corp. 9.5% 7/1/07 (g)    B2           18,790                                   17,099

Huntsman ICI Holdings LLC 0%      B3           7,490                                    2,378
12/31/09

Lyondell Chemical Co. 9.625%      Ba3          3,035                                    2,989
5/1/07

                                                                                        22,466

METALS & MINING - 0.5%

Better Minerals & Aggregates      B3           4,000                                    3,960
Co. 13% 9/15/09 (g)

Kaiser Aluminum & Chemical        B1           11,175                                   10,728
Corp. 9.875% 2/15/02

                                                                                        14,688

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - 0.1%

Container Corp. of America        B2          $ 1,960                                  $ 1,999
gtd. 11.25% 5/1/04

Crown Paper Co. 11% 9/1/05 (c)    Ca           5,450                                    1,526

                                                                                        3,525

TOTAL BASIC INDUSTRIES                                                                  40,679

CONSTRUCTION & REAL ESTATE -
2.2%

BUILDING MATERIALS - 0.8%

Atrium Companies, Inc. 10.5%      B3           5,000                                    4,650
5/1/09

Building Materials Corp. of       Ba3          4,955                                    4,199
America 8% 12/1/08

Nortek, Inc. 9.875% 3/1/04        B3           14,530                                   13,731

Numatics, Inc. 9.625% 4/1/08      B3           4,592                                    3,639

                                                                                        26,219

CONSTRUCTION - 0.5%

Lennar Corp. 9.95% 5/1/10 (g)     Ba1          4,350                                    4,016

U.S. Home Corp.:

8.875% 2/15/09                    B1           11,510                                   11,740

8.88% 8/15/07                     B1           1,240                                    1,262

                                                                                        17,018

ENGINEERING - 0.2%

Anteon Corp. 12% 5/15/09          B3           5,000                                    4,500

REAL ESTATE - 0.4%

LNR Property Corp. 9.375%         B1           15,655                                   13,698
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Ocwen Asset Investment Corp.      -            10,320                                   8,462
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                               69,897
ESTATE

DURABLES - 0.2%

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3           650                                      627
6/15/07

TEXTILES & APPAREL - 0.2%

St. John Knits International,     B3           6,235                                    5,830
Inc. 12.5% 7/1/09

TOTAL DURABLES                                                                          6,457

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - 1.1%

ENERGY SERVICES - 0.1%

Parker Drilling Co. 9.75%         B1          $ 4,000                                  $ 3,760
11/15/06

OIL & GAS - 1.0%

Belden & Blake Corp. 9.875%       Caa3         14,877                                   8,406
6/15/07

Benton Oil & Gas Co. 11.625%      B3           1,975                                    1,343
5/1/03

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3           7,297                                    6,604

8.5% 3/15/12                      B3           3,020                                    2,416

9.125% 4/15/06                    B3           1,320                                    1,228

Gothic Production Corp.           B3           3,920                                    3,312
11.125% 5/1/05

Kelley Oil & Gas Corp. 14%        B3           4,413                                    4,435
4/15/03

Petsec Energy, Inc. 9.5%          C            14,090                                   4,791
6/15/07 (c)

                                                                                        32,535

TOTAL ENERGY                                                                            36,295

FINANCE - 3.3%

CREDIT & OTHER FINANCE - 3.3%

Abraxas Petroleum                 Caa3         3,500                                    2,905
Corp./Canadian Abraxas
Series A, 11.5% 11/1/04

AMRESCO, Inc. 9.875% 3/15/05      Caa3         14,450                                   9,971

Arcadia Financial Ltd. 11.5%      A1           29,407                                   31,760
3/15/07

Delta Financial Corp. 9.5%        B3           13,527                                   7,440
8/1/04

Denbury Management, Inc. 9%       B3           990                                      866
3/1/08

Grove Investors LLC/Grove         -            6,419                                    96
Investors Capital Corp.
14.5% 5/1/10

GS Escrow Corp.:

6.75% 8/1/01                      Ba1          11,000                                   10,542

7% 8/1/03                         Ba1          16,660                                   15,093

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2          990                                      743

7.875% 8/1/03                     Ba2          9,650                                    7,238

Metris Companies, Inc.:

10% 11/1/04                       Ba3          9,028                                    8,441

10.125% 7/15/06                   Ba3          7,000                                    6,615

Ocwen Capital Trust 10.875%       B2           6,650                                    4,123
8/1/27

                                                                                        105,833

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 0.8%

DRUGS & PHARMACEUTICALS - 0.1%

Global Health Sciences, Inc.      Caa1        $ 3,005                                  $ 1,052
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 0.7%

Fountain View, Inc. 11.25%        Caa1         9,350                                    5,143
4/15/08

Tenet Healthcare Corp.:

8.125% 12/1/08                    Ba3          1,950                                    1,804

8.625% 1/15/07                    Ba3          2,980                                    2,846

Unilab Corp. 12.75% 10/1/09       B3           13,396                                   13,363

                                                                                        23,156

TOTAL HEALTH                                                                            24,208

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.7%

ELECTRICAL EQUIPMENT - 1.2%

Loral Space & Communications      B1           57,635                                   39,480
Ltd. 9.5% 1/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Dunlop Standard Aero Holdings     B3           3,410                                    3,342
PLC 11.875% 5/15/09

Thermadyne Holdings Corp. 0%      Caa1         17,105                                   6,842
6/1/08 (e)

Thermadyne Manufacturing LLC      B3           10,650                                   8,414
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      B3           1,330                                    439

                                                                                        19,037

POLLUTION CONTROL - 1.9%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3          6,950                                    5,421

10% 8/1/09                        B2           60,935                                   41,740

Browning-Ferris Industries,       Ba3          14,440                                   11,985
Inc. 6.1% 1/15/03

                                                                                        59,146

TOTAL INDUSTRIAL MACHINERY &                                                            117,663
EQUIPMENT

MEDIA & LEISURE - 23.2%

BROADCASTING - 21.2%

ACME Television LLC/ACME          B3           14,070                                   12,874
Financial Corp. 0% 9/30/04
(e)

Adelphia Communications Corp.:

7.5% 1/15/04                      B1           13,000                                   11,976

9.25% 10/1/02                     B1           41,130                                   40,719

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Adelphia Communications
Corp.: - continued

9.875% 3/1/07                     B1          $ 4,275                                  $ 4,157

Ascent Entertainment Group,       Ba1          9,870                                    7,896
Inc. 0% 12/15/04 (e)

Century Communications Corp.:

Series B, 0% 1/15/08              B1           17,070                                   7,084

0% 3/15/03                        B1           2,470                                    1,809

9.5% 8/15/00                      B1           1,205                                    1,208

9.5% 3/1/05                       B1           2,875                                    2,782

9.75% 2/15/02                     B1           4,095                                    4,075

Comcast UK Cable Partners         B2           13,180                                   12,521
Ltd. 0% 11/15/07 (e)

Diamond Cable Communications
PLC:

0% 2/15/07 (e)                    B3           9,997                                    7,698

yankee:

0% 12/15/05 (e)                   B3           41,000                                   38,438

13.25% 9/30/04                    B3           14,800                                   15,725

EchoStar DBS Corp.:

9.25% 2/1/06                      B2           27,450                                   26,352

9.375% 2/1/09                     B2           65,670                                   63,207

Golden Sky DBS, Inc. 0%           Caa1         25,830                                   17,177
3/1/07 (e)

Golden Sky Systems, Inc.          B3           13,350                                   14,552
12.375% 8/1/06

Impsat Fiber Networks, Inc.       B3           15,000                                   13,950
13.75% 2/15/05 (g)

International Cabletel, Inc.:

Series A, 12.75% 4/15/05          B3           23,238                                   23,470

0% 2/1/06 (e)                     B3           52,493                                   48,818

Knology Holding, Inc. 0%          -            4,955                                    3,072
10/15/07 (e)

NorthPoint Communication          Caa1         22,810                                   20,301
Holdings, Inc. 12.875%
2/15/10 (g)

NTL Communications Corp.:

0% 10/1/08 (e)                    B3           12,500                                   8,219

11.5% 10/1/08                     B3           10,925                                   11,034

Olympus Communications            B1           4,700                                    4,724
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.:

9.625% 10/15/05                   B3           6,730                                    6,595

9.75% 12/1/06                     B3           7,500                                    7,350

Pegasus Media &                   B3           3,700                                    3,848
Communications, Inc. 12.5%
7/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Satelites Mexicanos SA de CV:

10.03% 6/30/04 (g)(h)             B1          $ 30,635                                 $ 28,644

10.125% 11/1/04                   B3           76,065                                   56,288

Telewest PLC:

yankee 9.625% 10/1/06             B1           1,410                                    1,347

0% 10/1/07 (e)                    B1           89,585                                   82,866

United International              B3           21,775                                   14,644
Holdings, Inc. 0% 2/15/08 (e)

United Pan-Europe
Communications NV:

0% 2/1/10 (e)(g)                  B2           38,800                                   18,430

10.875% 11/1/07 (g)               B2           4,890                                    4,474

10.875% 8/1/09                    B2           6,950                                    6,325

11.25% 2/1/10 (g)                 B2           3,425                                    3,151

11.5% 2/1/10 (g)                  B2           18,755                                   17,348

                                                                                        675,148

ENTERTAINMENT - 0.5%

Alliance Gaming Corp. 10%         Caa1         14,650                                   6,446
8/1/07

AMC Entertainment, Inc. 9.5%      B3           16,740                                   9,207
3/15/09

                                                                                        15,653

LEISURE DURABLES & TOYS - 0.0%

Hedstrom Corp. 10% 6/1/07 (c)     Caa3         9,915                                    397

LODGING & GAMING - 1.0%

Courtyard by Marriott II          B-           10,710                                   10,442
LP/Courtyard II Finance Co.
10.75% 2/1/08

Florida Panthers Holdings,        B2           6,650                                    6,052
Inc. 9.875% 4/15/09

Hollywood Casino Corp. 11.25%     B3           11,570                                   11,715
5/1/07

ITT Corp. 6.25% 11/15/00          Ba1          3,245                                    3,196

                                                                                        31,405

PUBLISHING - 0.3%

American Lawyer Media             B1           9,845                                    9,131
Holdings, Inc. 9.75% 12/15/07

Maxwell Communication Corp.       -      CHF   4                                        0
PLC euro 5% 6/16/10 (c)

                                                                                        9,131

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.2%

Domino's, Inc. 10.375% 1/15/09    B3          $ 5,845                                  $ 5,407

TOTAL MEDIA & LEISURE                                                                   737,141

NONDURABLES - 0.8%

FOODS - 0.4%

Chiquita Brands                   B1           3,850                                    3,099
International, Inc. 10%
6/15/09

SFC New Holdings, Inc.            Caa1         9,650                                    9,638
12.125% 10/1/02

                                                                                        12,737

HOUSEHOLD PRODUCTS - 0.4%

AKI, Inc. 10.5% 7/1/08            B2           4,870                                    4,091

Revlon Consumer Products          Caa1         10,480                                   7,441
Corp. 8.125% 2/1/06

                                                                                        11,532

TOTAL NONDURABLES                                                                       24,269

RETAIL & WHOLESALE - 1.9%

APPAREL STORES - 0.0%

Merry-Go-Round Enterprises,       -            7,500                                    0
Inc. 7.09% 9/1/03 (c)(j)

GENERAL MERCHANDISE STORES -
0.2%

Kmart Corp. 8.375% 12/1/04        Baa3         4,590                                    4,464

GROCERY STORES - 1.6%

Pathmark Stores, Inc.:

9.625% 5/1/03 (c)                 Caa3         49,380                                   35,060

11.625% 6/15/02                   Ca           50,215                                   14,060

12.625% 6/15/02                   Ca           6,020                                    1,686

                                                                                        50,806

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

J. Crew Operating Corp.           Caa1         510                                      439
10.375% 10/15/07

National Vision Association       Ca           9,625                                    3,080
Ltd. 12.75% 10/15/05

                                                                                        3,519

TOTAL RETAIL & WHOLESALE                                                                58,789

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - 6.5%

COMPUTER SERVICES & SOFTWARE
- 4.6%

Amazon.com, Inc. 0% 5/1/08 (e)    Caa1        $ 9,250                                  $ 5,411

Colo.com 13.875% 3/15/10 unit     -            5,000                                    5,100
(g)

Concentric Network Corp.          B-           1,780                                    1,887
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (e)                    B3           21,156                                   13,011

12% 2/15/10 (g)                   B3           21,780                                   20,637

12.5% 2/15/09                     B3           14,175                                   13,785

Exodus Communications, Inc.       B-           21,025                                   21,025
10.75% 12/15/09

Federal Data Corp. 10.125%        B3           5,300                                    3,445
8/1/05

PSINet, Inc.:

10% 2/15/05                       B3           18,840                                   16,579

10.5% 12/1/06                     B3           7,930                                    7,058

11% 8/1/09                        B3           28,595                                   25,593

Verio, Inc.:

10.625% 11/15/09 (g)              B3           6,975                                    6,696

11.25% 12/1/08                    B3           6,260                                    6,197

                                                                                        146,424

COMPUTERS & OFFICE EQUIPMENT
- 1.3%

Dictaphone Corp. 11.75% 8/1/05    Caa1         12,067                                   12,127

Globix Corp. 12.5% 2/1/10 (g)     -            32,475                                   28,416

                                                                                        40,543

ELECTRONIC INSTRUMENTS - 0.2%

Telecommunications Techniques     B3           7,855                                    7,207
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.4%

ChipPAC International Ltd.        B3           9,270                                    9,734
12.75% 8/1/09 (g)

Micron Technology, Inc. 6.5%      B3           4,000                                    3,280
9/30/05 (j)

                                                                                        13,014

TOTAL TECHNOLOGY                                                                        207,188

TRANSPORTATION - 2.0%

AIR TRANSPORTATION - 0.9%

US Air, Inc. 9.625% 2/1/01        B3           28,522                                   27,809

RAILROADS - 1.1%

Transtar Holdings LP/Transtar     B-           34,525                                   35,474
Capital Corp. 13.375%
12/15/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

SHIPPING - 0.0%

Holt Group, Inc. 9.75% 1/15/06    Caa3        $ 2,000                                  $ 1,000

TOTAL TRANSPORTATION                                                                    64,283

UTILITIES - 22.8%

CELLULAR - 5.4%

AirGate PCS, Inc. 0% 10/1/09      Caa1         4,905                                    2,845
(e)

Globalstar LP/Globalstar
Capital Corp.:

10.75% 11/1/04                    Caa1         9,960                                    3,461

11.25% 6/15/04                    Caa1         7,000                                    2,485

11.375% 2/15/04                   Caa1         12,820                                   4,519

11.5% 6/1/05                      Caa1         15,900                                   5,565

Leap Wireless International,
Inc.:

0% 4/15/10 unit (e)(g)            Caa2         10,900                                   5,014

12.5% 4/15/10 unit (g)            Caa2         10,000                                   9,400

McCaw International Ltd. 0%       Caa1         28,833                                   21,192
4/15/07 (e)

Microcell Telecommunications,     B3           4,110                                    2,558
Inc. 0% 6/1/09 (e)

Millicom International            Caa1         900                                      761
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.:

0% 10/31/07 (e)                   B1           6,625                                    4,671

0% 2/15/08 (e)                    B1           19,835                                   13,785

9.375% 11/15/09                   B1           42,895                                   40,857

12% 11/1/08                       B1           12,000                                   12,840

Nextel International, Inc. 0%     Caa1         14,260                                   9,055
4/15/08 (e)

Nextel Partners, Inc. 11%         B3           5,000                                    4,913
3/15/10 (g)

Orbital Imaging Corp. 11.625%     CCC+         11,960                                   5,262
3/1/05

Orion Network Systems, Inc.       B2           7,625                                    4,384
11.25% 1/15/07

PageMart Nationwide, Inc. 15%     B3           1,525                                    1,510
2/1/05

US Unwired, Inc. 0% 11/1/09       Caa1         18,010                                   10,131
(e)(g)

USA Mobile Communication,         B3           4,880                                    4,392
Inc. II 14% 11/1/04

Voicestream Wireless              B2           3,920                                    2,401
Corp./Voicestream Wireless
Holding Co. 0% 11/15/09
(e)(g)

                                                                                        172,001

TELEPHONE SERVICES - 17.4%

360networks, Inc. 13% 5/1/08      B3           25,295                                   24,916
(g)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Allegiance Telecom, Inc. 0%       B3          $ 24,785                                 $ 17,288
2/15/08 (e)

FirstWorld Communications,        -            27,920                                   12,145
Inc. 0% 4/15/08 (e)

Flag Telecom Holdings Ltd.        B2           3,000                                    2,790
11.625% 3/30/10 (g)

Focal Communications Corp.        B3           15,990                                   16,030
11.875% 1/15/10 (g)

Globenet Communication Group      Caa1         12,945                                   13,010
Ltd. 13% 7/15/07

GST Telecommunications, Inc.      -            1,940                                    873
12.75% 11/15/07

Hyperion Telecommunications,      B3           11,750                                   12,249
Inc. 12.25% 9/1/04

ICG Holdings, Inc.:

0% 9/15/05 (e)                    B3           37,854                                   35,772

0% 5/1/06 (e)                     B3           4,500                                    3,611

ICG Services, Inc.:

0% 2/15/08 (e)                    B3           19,555                                   10,071

0% 5/1/08 (e)                     B3           44,665                                   22,109

Intermedia Communications,
Inc.:

0% 5/15/06 (e)                    B2           34,400                                   32,336

0% 7/15/07 (e)                    B2           20,636                                   15,632

0% 3/1/09 (e)                     B3           16,860                                   9,821

KMC Telecom Holdings, Inc.:

0% 2/15/08 (e)                    Caa2         1,500                                    750

13.5% 5/15/09                     Caa2         6,870                                    6,252

Level 3 Communications, Inc.:

0% 12/1/08 (e)                    B3           9,430                                    5,375

11% 3/15/08 (g)                   B3           28,225                                   27,308

McLeodUSA, Inc.:

0% 3/1/07 (e)                     B1           18,590                                   14,733

8.375% 3/15/08                    B1           2,715                                    2,464

9.25% 7/15/07                     B1           9,640                                    9,230

9.5% 11/1/08                      B1           9,070                                    8,775

Metromedia Fiber Network, Inc.:

10% 11/15/08                      B2           1,190                                    1,136

10% 12/15/09                      B2           19,450                                   18,575

NEXTLINK Communications LLC       B2           1,980                                    2,049
12.5% 4/15/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.:

0% 4/15/08 (e)                    B2          $ 13,785                                 $ 8,443

0% 6/1/09 (e)                     B2           32,998                                   19,304

0% 12/1/09 (e)(g)                 B2           9,645                                    5,257

9.625% 10/1/07                    B2           10,000                                   9,325

10.75% 11/15/08                   B3           12,175                                   11,901

10.75% 6/1/09                     B2           35,365                                   34,658

Rhythms NetConnections, Inc.:

0% 5/15/08 (e)                    B3           3,390                                    1,695

12.75% 4/15/09                    B3           12,990                                   11,042

14% 2/15/10 (g)                   B3           8,435                                    7,360

Rochester Telephone Corp.:

8.77% 4/16/01                     Ba2          12,900                                   12,836

9% 7/19/00                        Ba2          4,850                                    4,856

9.07% 7/5/00                      Ba2          1,950                                    1,952

9.1% 7/5/00                       Ba2          3,450                                    3,454

Teligent, Inc. 11.5% 12/1/07      Caa1         14,004                                   11,903

Versatel Telecom
International NV:

11.875% 7/15/09                   B3           5,000                                    4,900

13.25% 5/15/08                    B3           2,140                                    2,172

WinStar Communications, Inc.:

0% 4/15/10 (e)(g)                 B3           11,932                                   5,399

12.5% 4/15/08 (g)                 B3           20,475                                   20,014

12.75% 4/15/10 (g)                B3           43,199                                   41,147

Worldwide Fiber, Inc. 12%         B3           9,855                                    9,165
8/1/09

                                                                                        552,083

TOTAL UTILITIES                                                                         724,084

TOTAL NONCONVERTIBLE BONDS                                                              2,216,786

TOTAL CORPORATE BONDS                                                                   2,233,842
(Cost $2,475,578)

COMMERCIAL MORTGAGE
SECURITIES - 1.1%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

Commercial Mortgage               BB+         $ 4,500                                  $ 2,805
Acceptance Corp. pass
through certificates Series
1998-C2 Class F, 5.44%
5/15/13 (g)(h)

Danmall Finance, Inc. Series      -            7,289                                    7,380
1 Class D, 13.12% 10/21/24

First Chicago/Lennar Trust I      -            9,200                                    6,733
Series 1997-CHL1 Class E,
8.1256% 4/1/39 (h)

Mortgage Capital Funding,         Ba1          3,000                                    2,366
Inc. Series 1998-MC3 Class
F, 7.3178% 11/18/31 (g)(h)

Nationslink Funding Corp.         BB           4,500                                    3,293
Commercial Mortgage pass
through certificates Series
1998-2 Class F, 7.105%
8/20/30

Nomura Depositor Trust:

floater Series 1998-ST1A          -            5,200                                    4,787
Class B2, 10.2538% 1/15/03
(g)(h)

Series 1998-ST1A Class B1A,       -            3,398                                    3,147
8.7538% 1/15/03 (g)(h)

Structured Asset Securities       -            5,344                                    4,164
Corp. Series 1995-C1 Class
F, 7.375% 9/25/24 (g)

TOTAL COMMERCIAL MORTGAGE                                                               34,675
SECURITIES
(Cost $35,235)


COMMON STOCKS - 8.2%

                                 SHARES

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Sterling Chemicals Holdings,      6,690                 120
Inc. warrants 8/15/08 (a)

Trivest 1992 Special Fund         11.4                  1,078
Ltd. (i)

                                                        1,198

METALS & MINING - 0.0%

Camphor Ventures, Inc. (a)        356,400               79

TOTAL BASIC INDUSTRIES                                  1,277

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

American Standard Companies,      174,900               7,171
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Swerdlow Real Estate Group,
Inc.:

Class A (j)                       79,800               $ 0

Class B (j)                       19,817                0

TOTAL CONSTRUCTION & REAL                               7,171
ESTATE

DURABLES - 0.5%

TEXTILES & APPAREL - 0.5%

Arena Brands Holdings Corp.       659,302               16,483
Class B

ENERGY - 0.7%

OIL & GAS - 0.7%

Abraxas Petroleum Corp. (a)       298,092               503

Chesapeake Energy Corp. (a)(f)    5,177,600             19,416

Nuevo Energy Co. (a)              37,200                651

XCL Ltd. unit (g)                 10,000                5

                                                        20,575

FINANCE - 0.5%

BANKS - 0.4%

Provident Financial Group,        404,768               11,865
Inc.

CREDIT & OTHER FINANCE - 0.0%

Abraxas Petroleum                 298,092               3
Corp./Canadian Abraxas
rights 6/30/01 (a)

Arcadia Financial Ltd.            14,870                0
warrants 3/15/07 (a)

Associates First Capital          531,600               48
Corp. (a)

Associates First Capital          100                   2
Corp. Class A

Delta Financial Corp. (a)         1,800                 3

                                                        56

INSURANCE - 0.1%

American Financial Group,         90,600                2,305
Inc.

TOTAL FINANCE                                           14,226

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications      804,600               7,895
Ltd. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.2%

Allied Waste Industries, Inc.     831,200              $ 5,091
(a)

TOTAL INDUSTRIAL MACHINERY &                            12,986
EQUIPMENT

MEDIA & LEISURE - 4.7%

BROADCASTING - 4.7%

Classic Communications, Inc.      1,567                 17
(a)(g)

EchoStar Communications Corp.     2,345,600             149,379
Class A (a)

UIH Australia/Pacific, Inc.       7,450                 149
warrants 5/15/06 (a)

                                                        149,545

ENTERTAINMENT - 0.0%

Alliance Gaming Corp. (j)         6,762                 14

TOTAL MEDIA & LEISURE                                   149,559

PRECIOUS METALS - 0.0%

Mountain Province Mining,         947,400               582
Inc. (a)

RETAIL & WHOLESALE - 0.0%

APPAREL STORES - 0.0%

Merry-Go-Round Enterprises,       1,258,700             0
Inc. (a)

SERVICES - 0.1%

Cendant Corp. (a)                 198,900               3,071

UTILITIES - 1.1%

CELLULAR - 1.0%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        10,000                40
 .47) (a)

warrants 1/15/07 (CV ratio        5,000                 30
 .6) (a)

McCaw International Ltd.          55,220                138
warrants 4/16/07 (a)(g)

Nextel Communications, Inc.       282,400               30,905
Class A (a)

Orbital Imaging Corp.             8,580                 43
warrants 3/1/05 (a)(g)

                                                        31,156

TELEPHONE SERVICES - 0.1%

360networks, Inc. (sub. vtg.)     129,700               1,975

FirstCom Corp. (a)                121,200               2,515

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Intermedia Communications,        3,510                $ 143
Inc. (g)

KMC Telecom Holdings, Inc.        2,500                 6
warrants 4/15/08 (a)(g)

                                                        4,639

TOTAL UTILITIES                                         35,795

TOTAL COMMON STOCKS                                     261,725
(Cost $250,451)

PREFERRED STOCKS - 11.8%



CONVERTIBLE PREFERRED STOCKS
- 0.4%

ENERGY - 0.3%

OIL & GAS - 0.3%

Chesapeake Energy Corp.:

$3.50 (a)(g)                      86,900                4,084

$3.50 (a)                         108,100               5,378

XCL Ltd. Series A, 9.50%          1,978                 1
pay-in-kind

                                                        9,463

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications      80,000                2,440
Ltd. $3.00 (g)

TOTAL CONVERTIBLE PREFERRED                             11,903
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 11.4%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Swerdlow Real Estate Group,
Inc.:

junior (j)                        19,817                0

mezzanine (j)                     79,800                29

senior (j)                        79,800                8,816

                                                        8,845

FINANCE - 0.5%

CREDIT & OTHER FINANCE - 0.0%

American Annuity Group            35,600                739
Capital Trust I $2.3125

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

FINANCE - CONTINUED

INSURANCE - 0.5%

American Annuity Group            18,557               $ 15,311
Capital Trust II 8.875%

TOTAL FINANCE                                           16,050

MEDIA & LEISURE - 2.5%

BROADCASTING - 2.5%

CSC Holdings, Inc. 11.125%        696,334               73,289
pay-in-kind

NTL, Inc. 13% pay-in-kind         6,899                 7,106

                                                        80,395

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     485,677               486
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.7%

COMPUTER SERVICES & SOFTWARE
- 0.4%

Concentric Network Corp.          12,952                13,017
13.5% pay-in-kind

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Ampex Corp. 8% non-cumulative     6,524                 10,177

TOTAL TECHNOLOGY                                        23,194

UTILITIES - 7.4%

CELLULAR - 5.7%

Nextel Communications, Inc.:

11.125% pay-in-kind               146,434               141,309

Series D, 13% pay-in-kind         36,117                37,742

                                                        179,051

TELEPHONE SERVICES - 1.7%

ICG Holdings, Inc.:

14% pay-in-kind                   3,021                 2,477

14.25% pay-in-kind                8,886                 7,242

Intermedia Communications,        23,831                22,520
Inc. 13.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.     292,812              $ 14,055
14% pay-in-kind

WinStar Communications, Inc.      6,000                 8,700
14.25%

                                                        54,994

TOTAL UTILITIES                                         234,045

TOTAL NONCONVERTIBLE                                    363,015
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                  374,918
(Cost $393,775)


PURCHASED BANK DEBT - 1.3%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S) (D)

Carson, Inc. term loan 16%        -         $ 10,000                               10,100
12/8/03 (h)

Lyondell Chemical Co. sr.         -          22,707                                23,105
secured Tranche E term loan
9.9875% 5/17/06 (h)

Merry-Go-Round Enterprises,                  7,996                                 0
Inc. trade claim (c)

Merry-Go-Round Enterprises,       -          4,129                                 0
Inc. term loan (c)

Synthetic Industries, Inc.        -          4,000                                 3,960
term loan  13% 12/13/00 (h)

U.S. Office Products Co. term     Caa1       5,000                                 3,700
loan  8.63% 6/9/06 (h)

TOTAL PURCHASED BANK DEBT                                                          40,865
(Cost $50,569)



CASH EQUIVALENTS - 5.2%

                              MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

Investments in repurchase
agreements:

(U.S. Government              $ 159,775                            $ 159,699
Obligations), in a joint
trading account at 5.69%,
dated 4/28/00 due 5/1/00

(U.S. Treasury Obligations),   5,459                                5,456
in a joint trading account
at 5.71%, dated 4/28/00 due
5/1/00

TOTAL CASH EQUIVALENTS                                              165,155
(Cost $165,155)

TOTAL INVESTMENT PORTFOLIO -                                        3,111,180
97.9%
(Cost $3,370,763)

NET OTHER ASSETS - 2.1%                                             67,611

NET ASSETS - 100%                                                 $ 3,178,791


CURRENCY ABBREVIATIONS

CHF                     -   Swiss franc

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $412,409,000 or 13.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Share amount represents number of units held.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  ACQUISITION COST (000S)

Alliance Gaming   Corp.        7/28/98           $ 3

Merry-Go-Round   Enterprises,  3/1/94 - 3/24/94  $ 7,680
Inc.  0% 5/16/97

Merry-Go-Round   Enterprises,  3/21/94           $ 6,450
Inc.  7.09% 9/1/03

Micron   Technology, Inc.      3/3/99            $ 3,096
6.5% 9/30/05

Swerdlow Real   Estate Group,  1/15/99           $ 11
  Inc. Class A

Swerdlow Real   Estate Group,  1/15/99           $ 3
  Inc. Class B

Swerdlow Real   Estate Group,  1/15/99           $ 3
  Inc. junior

Swerdlow Real   Estate Group,  1/15/99           $ 79
  Inc. mezzanine

Swerdlow Real   Estate Group,  1/15/99           $ 7,619
  Inc. senior

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS        S&P RATINGS
Aaa, Aa, A    1.0%     AAA, AA, A    0.0%

Baa           0.1%     BBB           0.0%

Ba            3.9%     BB            5.0%

B             53.5%    B             52.2%

Caa           8.4%     CCC           8.6%

Ca, C         0.8%     CC, C         1.7%

                       D             0.3%

The percentage not rated by Moody's or S&P amounted to 3.9%. FMR has determined that unrated debt securities that are lower quality account for 3.9% of the total value of investment in securities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America     88.8%

United Kingdom                4.5

Mexico                        2.7

Netherlands                   1.8

Bermuda                       1.3

Others (individually less     0.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $3,370,963,000. Net unrealized depreciation aggregated $259,783,000, of which $79,665,000 related to appreciated investment securities and $339,448,000 related to depreciated investment securities.

The fund hereby designates approximately $82,220,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)

                                      APRIL 30, 2000

ASSETS

Investment in securities, at             $ 3,111,180
value (including repurchase
agreements of $165,155)
(cost $3,370,763) -  See
accompanying schedule

Cash                                      2

Receivable for investments                50,181
sold

Receivable for fund shares                3,711
sold

Interest receivable                       51,111

Redemption fees receivable                6

Other receivables                         1,377

 TOTAL ASSETS                             3,217,568

LIABILITIES

Payable for investments        $ 31,209
purchased

Payable for fund shares         2,656
redeemed

Distributions payable           2,705

Accrued management fee          1,497

Other payables and accrued      710
expenses

 TOTAL LIABILITIES                        38,777

NET ASSETS                               $ 3,178,791

Net Assets consist of:

Paid in capital                          $ 3,379,792

Undistributed net investment              61,029
income

Accumulated undistributed net             (2,447)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (259,583)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 347,936                  $ 3,178,791
shares outstanding

NET ASSET VALUE, offering                 $9.14
price and redemption price
per share ($3,178,791
(divided by) 347,936 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS

                          YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME                          $ 39,813
Dividends

Interest                                    235,572

Security lending                            163

 TOTAL INCOME                               275,548

EXPENSES

Management fee                   $ 16,059

Transfer agent fees               4,879

Accounting and security           815
lending fees

Non-interested trustees'          9
compensation

Custodian fees and expenses       100

Registration fees                 252

Audit                             138

Legal                             591

Interest                          4

Reports to shareholders           105

Miscellaneous                     18

 Total expenses before            22,970
reductions

 Expense reductions               (178)     22,792

NET INVESTMENT INCOME                       252,756

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            136,060
(including realized gain of
$131,124 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    28        136,088

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities                      (363,597)

NET GAIN (LOSS)                             (227,509)

NET INCREASE (DECREASE) IN                 $ 25,247
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED  APRIL 30, 2000  YEAR ENDED  APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 252,756                   $ 201,190
income

 Net realized gain (loss)         136,088                     77,940

 Change in net unrealized         (363,597)                   (66,576)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       25,247                      212,554
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (214,705)                   (226,215)
From net investment income

 From net realized gain           (137,243)                   (59,914)

 TOTAL DISTRIBUTIONS              (351,948)                   (286,129)

Share transactions Net            1,166,434                   532,835
proceeds from sales of shares

 Reinvestment of distributions    313,113                     254,844

 Cost of shares redeemed          (564,990)                   (482,045)

 NET INCREASE (DECREASE) IN       914,557                     305,634
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   2,149                       1,218

  TOTAL INCREASE (DECREASE)       590,005                     233,277
IN NET ASSETS

NET ASSETS

 Beginning of period              2,588,786                   2,355,509

 End of period (including        $ 3,178,791                 $ 2,588,786
undistributed net investment
income of $61,029 and
$16,693, respectively)

OTHER INFORMATION
Shares

 Sold                             122,983                     54,606

 Issued in reinvestment of        32,855                      26,328
distributions

 Redeemed                         (59,531)                    (49,807)

 Net increase (decrease)          96,307                      31,127


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            2000       1999       1998      1997     1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.290   $ 10.680   $ 9.280   $ 9.340  $ 9.170
of period

Income from  Investment           .872 B     .863 B     .721 B    .605 B   .902
Operations Net investment
income

Net realized and unrealized       (.799)     (.024) C   1.385     .093     .119
gain (loss)

Total from investment             .073       .839       2.106     .698     1.021
operations

Less Distributions

From net investment income        (.743) E   (.974)     (.710)    (.762)   (.724)

In excess of  net investment      -          -          -         -        (.133)
income

From net realized gain            (.487) E   (.260)     -         -        -

Total distributions               (1.230)    (1.234)    (.710)    (.762)   (.857)

Redemption fees added to paid     .007       .005       .004      .004     .006
 in capital

Net asset value, end of period   $ 9.140    $ 10.290   $ 10.680  $ 9.280  $ 9.340

TOTAL RETURN A                    .94%       9.34%      23.59%    7.88%    11.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,179    $ 2,589    $ 2,356   $ 2,041  $ 2,270
(in millions)

Ratio of expenses to average      .83%       .82%       .83%      .87%     .98%
net assets

Ratio of expenses to average      .82% D     .81% D     .82% D    .86% D   .98%
net assets after expense
reductions

Ratio of net investment           9.09%      8.84%      7.23%     6.53%    8.03%
income to average net assets

Portfolio turnover rate           88%        125%       179%      309%     119%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT
CORRESPOND WITH THE AGGREGATE NET GAIN ON
INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES
AND REPURCHASES OF FUND SHARES IN RELATION TO
FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE FUND'S EXPENSES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX DIFFERENCES.


NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 365 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $12,139,000 or 0.4% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $40,865,000 or 1.3% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,927,027,000 and $2,257,067,000, respectively, of which U.S. government and government agency obligations aggregated
$9,388,000 and $14,014,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $36,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $44,053,000. The weighted average interest rate was 6.4%. Interest earned from the interfund lending program amounted to $47,000 and is included in interest income on the Statement of Operations.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of

6. SECURITY LENDING - CONTINUED

the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $3,414,000. The weighted average interest rate was 6.0%.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $120,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $33,000 and $25,000, respectively, under these arrangements.

9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS               PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

Alliance Gaming Corp.              $ -                $ 5,796         $ -                  $ -

Chesapeake Energy Corp.             2,030              598             -                    19,416

EchoStar Communications Corp.       22,303             31,884          -                    -
Class A

Station Casinos, Inc.               -                  955             -                    -

TOTALS                             $ 24,333           $ 39,233        $ -                  $ 19,416


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 7, 2000

DISTRIBUTIONS


A total of 2% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on May 17, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF               % OF
               SHARES VOTED       SHARES VOTED
RALPH F. COX
Affirmative    1,606,188,384.61   97.540

Withheld       40,513,905.72      2.460

TOTAL          1,646,702,290.33   100.000

PHYLLIS BURKE DAVIS
Affirmative    1,605,486.964.58   97.497

Withheld       41,215,325.75      2.503

TOTAL          1,646,702,290.33   100.000

ROBERT M. GATES
Affirmative    1,605,221,173.59   97.481

Withheld       41,481,116.74      2.519

TOTAL          1,646,702,290.33   100.000

EDWARD C. JOHNSON 3D
Affirmative    1,606,645,665.44   97.567

Withheld       40,056,624.89      2.433

TOTAL          1,646,702,290.33   100.000

DONALD J. KIRK
Affirmative    1,606,712,929.21   97.572

Withheld       39,989,361.12      2.428

TOTAL          1,646,702,290.33   100.000

NED C. LAUTENBACH
Affirmative    1,608,583,290.74   97.685

Withheld       38,118,999.59      2.315

TOTAL          1,646,702,290.33   100.000

               # OF               % OF
               SHARES VOTED       SHARES VOTED
PETER S. LYNCH
Affirmative    1,608,390,688.02   97.673

Withheld       38,311,602.31      2.327

TOTAL          1,646,702,290.33   100.000

WILLIAM O. MCCOY
Affirmative    1,607,357,563.64   97.611

Withheld       39,344,726.69      2.389

TOTAL          1,646,702,290.33   100.000

GERALD C. MCDONOUGH
Affirmative    1,604,314,896.53   97.426

Withheld       42,387,393.80      2.574

TOTAL          1,646,702,290.33   100.000

MARVIN L. MANN
Affirmative    1,606,580,057.61   97.563

Withheld       40,122,232.72      2.437

TOTAL          1,646,702,290.33   100.000

ROBERT C. POZEN
Affirmative    1,608,218,493.98   97.663

Withheld       38,483,796.35      2.337

TOTAL          1,646,702,290.33   100.000

THOMAS R. WILLIAMS
Affirmative    1,603,757,793.96   97.392

Withheld       42,944,496.37      2.608

TOTAL          1,646,702,290.33   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

               # OF               % OF
               SHARES VOTED       SHARES VOTED
Affirmative    1,575,385,412.44   95.669

Against        28,710,450.49      1.744

Abstain        42,606,427.40      2.587

TOTAL          1,646,702,290.33   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                    # OF               % OF
                    SHARES VOTED       SHARES VOTED
Affirmative         1,468,343,098.95   92.993

Against             50,009,412.73      3.167

Abstain             60,631,944.81      3.840

TOTAL               1,578,984,456.49   100.000

Broker Non-Votes    67,717,833.84

PROPOSAL 4

To approve an amended management contract for the fund that would reduce the individual fund fee rate, reduce the management fee payable to FMR by the fund as FMR's assets under management increase, and allow future modifications of the contract without a shareholder vote if permitted by the 1940 Act.

               # OF               % OF
               SHARES VOTED       SHARES VOTED
Affirmative    1,536,161,295.31   93.287

Against        49,386,549.22      2.999

Abstain        61,154,445.80      3.714

TOTAL          1,646,702,290.33   100.000

PROPOSAL 5

To approve an amended sub-advisory agreement with FMR U.K. to allow FMR, FMR U.K. and the trust, on behalf of the fund, to modify the agreement subject to the requirements of the 1940 Act.

               # OF               % OF
               SHARES VOTED       SHARES VOTED
Affirmative    1,534,211,047.61   93.169

Against        47,382,497.86      2.877

Abstain        65,108,744.86      3.954

TOTAL          1,646,702,290.33   100.000

PROPOSAL 6

To approve an amended sub-advisory agreement with FMR Far East to allow FMR, FMR Far East, and the trust, on behalf of the fund, to modify the agreement subject to the requirements of the 1940 Act.

                    # OF               % OF
                    SHARES VOTED       SHARES VOTED
Affirmative         1,464,532,579.15   92.752

Against             48,592,025.21      3.077

Abstain             65,859,852.13      4.171

TOTAL               1,578,984,456.49   100.000

Broker Non-Votes    67,717,833.84

PROPOSAL 7

To amend the fundamental investment limitation concerning diversification to exclude "securities of other investment companies" from the limitation.

                    # OF               % OF
                    SHARES VOTED       SHARES VOTED
Affirmative         1,433,157,220.15   90.764

Against             77,249,721.49      4.893

Abstain             68,577,514.86      4.343

TOTAL               1,578,984,456.50   100.000

Broker Non-Votes    67,717,833.83


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
David L. Glancy, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

CAI-ANN-0600  103563
1.703159.102

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Government Income
Spartan Investment Grade Bond
Strategic Income
Target TimelineSM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com